General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses
General and administrative expenses

8.General and administrative expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2022	2021	2020
Personnel expenses	15,249	10,713	6,319
Legal, consulting and audit expenses	8,299	8,134	5,601
Insurance expenses	3,493	2,613	904
Other expenses	5,034	2,758	891
	32,075	24,218	13,715